Fair Value - Summary of fair value measurement of assets (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	S/ 21,753,137
Balance as of December 31	19,678,194	S/ 21,753,137
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	1,133,763	514,922
Purchases	180,344	629,543
Sales	(280,297)	(237,870)
(Loss) gain recognized on the consolidated statement of income	(55,975)	227,168
Balance as of December 31	S/ 977,835	S/ 1,133,763